Related parties (Details 2) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Key Management Personnel Compensation [Line Items]
Total		₨ 32,149	₨ 31,069	₨ 31,174
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	[1]	458	380	336
Contributions to defined contribution plans		38	28	19
Commission to directors		153	180	263
Share-based payments expense		114	75	76
Total		₨ 763	₨ 663	₨ 694

[1]	In addition to the above, the Company has accrued Rs.0 and Rs.79 towards a long term incentive plan for the services rendered by key management personnel during the years ended March 31, 2018 and 2017, respectively. Refer to Note 18 of these consolidated financial statements for further details.